Equity (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Equity (Tables) [Line Items]
Schedule of Movements in Dividends	Movements in dividends during the period are as follows:
	For the Years Ended December 31,
	2025	2024
Dividends allocated to holders of ordinary shares
Dividend for the years ended December 31, 2025 and 2024 of $0.39 and $0.17 per fully paid share, respectively	$25,844	$11,542
Special dividend for the year ended December 31, 2024 of $0.47 per fully paid share	—	31,410
Total dividends provided for and paid	$25,844	$42,952